Subsequent Events (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Jan. 28, 2020 shares	Jan. 24, 2020 USD ($)
Subsequent events
Subsequent event, description	On January 28, 2020, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 16 million common shares between February 1, 2020 and January 31, 2021. On January 24, 2020, the Company requested a borrowing of US$300 million under its non-revolving credit facility. The funds are expected to be received on February 3, 2020.
Subsequent Event [Member]
Subsequent events
Common shares approved for repurchase (in shares) | shares		16,000,000
Non-Revolving Credit Facility [Member]
Subsequent events
Outstanding borrowings	$ 0
Non-Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent events
Outstanding borrowings			$ 300,000,000